FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00537
                                                     ---------

                            FRANKLIN CUSTODIAN FUNDS
                            ------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 12/31/07
                          --------



Item 1. Schedule of Investments.


Franklin Custodian Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
DECEMBER 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin DynaTech Fund ....................................................   3
Franklin Growth Fund ......................................................   7
Franklin Income Fund ......................................................  11
Franklin U.S. Government Securities Fund ..................................  23
Franklin Utilities Fund ...................................................  25
Notes to Statements of Investments ........................................  29

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                                COUNTRY           SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 98.5%
  AIR FREIGHT/COURIERS 1.3%
  C.H. Robinson Worldwide Inc. .................................................     United States        150,000   $     8,118,000
                                                                                                                    ----------------
  APPAREL/FOOTWEAR RETAIL 0.5%
a Lululemon Athletica Inc. .....................................................        Canada             70,000         3,315,900
                                                                                                                    ----------------
  BIOTECHNOLOGY 6.5%
a Amgen Inc. ...................................................................     United States         50,000         2,322,000
a Celgene Corp. ................................................................     United States        150,000         6,931,500
a Genentech Inc. ...............................................................     United States        250,000        16,767,500
a Gilead Sciences Inc. .........................................................     United States        300,000        13,803,000
a Millennium Pharmaceuticals Inc. ..............................................     United States        100,000         1,498,000
                                                                                                                    ----------------
                                                                                                                         41,322,000
                                                                                                                    ----------------
  CASINOS/GAMING 1.0%
  International Game Technology ................................................     United States        150,000         6,589,500
                                                                                                                    ----------------
  CHEMICALS: AGRICULTURAL 2.5%
  Monsanto Co. .................................................................     United States        100,000        11,169,000
a The Mosaic Co. ...............................................................     United States         50,000         4,717,000
                                                                                                                    ----------------
                                                                                                                         15,886,000
                                                                                                                    ----------------
  CHEMICALS: SPECIALTY 2.1%
  Sigma-Aldrich Corp. ..........................................................     United States        250,000        13,650,000
                                                                                                                    ----------------
  COMPUTER COMMUNICATIONS 2.9%
a Cisco Systems Inc. ...........................................................     United States        450,000        12,181,500
a Juniper Networks Inc. ........................................................     United States        200,000         6,640,000
                                                                                                                    ----------------
                                                                                                                         18,821,500
                                                                                                                    ----------------
  COMPUTER PROCESSING HARDWARE 8.9%
a Apple Inc. ...................................................................     United States        200,000        39,616,000
  Hewlett-Packard Co. ..........................................................     United States        340,000        17,163,200
                                                                                                                    ----------------
                                                                                                                         56,779,200
                                                                                                                    ----------------
  DATA PROCESSING SERVICES 0.1%
  Paychex Inc. .................................................................     United States         25,000           905,500
                                                                                                                    ----------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.3%
  AT&T Inc. ....................................................................     United States        200,000         8,312,000
                                                                                                                    ----------------
  ELECTRICAL PRODUCTS 1.6%
a Q-Cells AG ...................................................................        Germany            15,000         2,141,961
a SunPower Corp., A ............................................................     United States         60,000         7,823,400
                                                                                                                    ----------------
                                                                                                                          9,965,361
                                                                                                                    ----------------
  ELECTRONIC EQUIPMENT/INSTRUMENTS 1.6%
a Agilent Technologies Inc. ....................................................     United States        150,000         5,511,000
a Dolby Laboratories Inc., A ...................................................     United States        100,000         4,972,000
                                                                                                                    ----------------
                                                                                                                         10,483,000
                                                                                                                    ----------------
  ELECTRONIC PRODUCTION EQUIPMENT 3.1%
  KLA-Tencor Corp. .............................................................     United States        150,000         7,224,000
a Lam Research Corp. ...........................................................     United States        125,000         5,403,750
a Varian Semiconductor Equipment Associates Inc. ...............................     United States        200,000         7,400,000
                                                                                                                    ----------------
                                                                                                                         20,027,750
                                                                                                                    ----------------


                                         Quarterly Statements of Investments | 3

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                                COUNTRY          SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRONICS/APPLIANCES 0.6%
  Sony Corp., ADR ..............................................................         Japan             75,000   $     4,072,500
                                                                                                                    ----------------
  INDUSTRIAL CONGLOMERATES 0.9%
  ABB Ltd., ADR ................................................................      Switzerland         200,000         5,760,000
                                                                                                                    ----------------
  INFORMATION TECHNOLOGY SERVICES 1.2%
a Mercadolibre Inc. ............................................................       Argentina          100,000         7,388,000
                                                                                                                    ----------------
  INTERNET RETAIL 1.1%
a Amazon.com Inc. ..............................................................     United States         75,000         6,948,000
                                                                                                                    ----------------
  INTERNET SOFTWARE/SERVICES 8.3%
a Baidu.com Inc., ADR ..........................................................         China             20,000         7,807,800
a Google Inc., A ...............................................................     United States         50,000        34,574,000
a Omniture Inc. ................................................................     United States        200,000         6,658,000
a Sohu.com Inc. ................................................................         China             70,000         3,816,400
                                                                                                                    ----------------
                                                                                                                         52,856,200
                                                                                                                    ----------------
  INVESTMENT BANKS/BROKERS 1.3%
  The Goldman Sachs Group Inc. .................................................     United States         40,000         8,602,000
                                                                                                                    ----------------
  MAJOR PHARMACEUTICALS 2.1%
  Johnson & Johnson ............................................................     United States        100,000         6,670,000
  Novo-Nordisk AS, ADR .........................................................        Denmark           100,000         6,486,000
                                                                                                                    ----------------
                                                                                                                         13,156,000
                                                                                                                    ----------------
  MEDICAL SPECIALTIES 8.7%
  Alcon Inc. ...................................................................      Switzerland         100,000        14,304,000
a Intuitive Surgical Inc. ......................................................     United States         10,000         3,245,000
  Medtronic Inc. ...............................................................     United States        150,000         7,540,500
  Stryker Corp. ................................................................     United States        200,000        14,944,000
a Waters Corp. .................................................................     United States        200,000        15,814,000
                                                                                                                    ----------------
                                                                                                                         55,847,500
                                                                                                                    ----------------
  MEDICAL/NURSING SERVICES 2.3%
a Genoptix Inc. ................................................................     United States         36,200         1,111,340
a VCA Antech Inc. ..............................................................     United States        300,000        13,269,000
                                                                                                                    ----------------
                                                                                                                         14,380,340
                                                                                                                    ----------------
  MISCELLANEOUS COMMERCIAL SERVICES 0.6%
a Concur Technologies Inc. .....................................................     United States        110,000         3,983,100
                                                                                                                    ----------------
  OILFIELD SERVICES/EQUIPMENT 4.2%
a FMC Technologies Inc. ........................................................     United States        200,000        11,340,000
  Schlumberger Ltd. ............................................................     United States        160,000        15,739,200
                                                                                                                    ----------------
                                                                                                                         27,079,200
                                                                                                                    ----------------
  OTHER CONSUMER SERVICES 1.1%
a eBay Inc. ....................................................................     United States        150,000         4,978,500
a Priceline.com Inc. ...........................................................     United States         15,000         1,722,900
                                                                                                                    ----------------
                                                                                                                          6,701,400
                                                                                                                    ----------------


4 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                                COUNTRY           SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  OTHER PHARMACEUTICALS 3.0%
  Allergan Inc. ................................................................     United States        120,000   $     7,708,800
  Teva Pharmaceutical Industries Ltd., ADR .....................................         Israel           250,000        11,620,000
                                                                                                                    ----------------
                                                                                                                         19,328,800
                                                                                                                    ----------------
  PACKAGED SOFTWARE 7.5%
a Adobe Systems Inc. ...........................................................     United States        400,000        17,092,000
a Autodesk Inc. ................................................................     United States        150,000         7,464,000
  Microsoft Corp. ..............................................................     United States        500,000        17,800,000
a Salesforce.com Inc. ..........................................................     United States         85,000         5,328,650
                                                                                                                    ----------------
                                                                                                                         47,684,650
                                                                                                                    ----------------
  RECREATIONAL PRODUCTS 3.7%
a Electronic Arts Inc. .........................................................     United States        150,000         8,761,500
  Nintendo Co. Ltd., ADR .......................................................         Japan            130,000         9,652,500
a UbiSoft Entertainment SA .....................................................         France            50,000         5,069,052
                                                                                                                    ----------------
                                                                                                                         23,483,052
                                                                                                                    ----------------
  SEMICONDUCTORS 6.8%
a Hittite Microwave Corp. ......................................................     United States         60,000         2,865,600
  Intel Corp. ..................................................................     United States      1,125,000        29,992,500
a NVIDIA Corp. .................................................................     United States        300,000        10,206,000
a Sigma Designs Inc. ...........................................................     United States          5,000           276,000
                                                                                                                    ----------------
                                                                                                                         43,340,100
                                                                                                                    ----------------
  SERVICES TO THE HEALTH INDUSTRY 2.7%
a Cerner Corp. .................................................................     United States        100,000         5,640,000
a Covance Inc. .................................................................     United States         15,000         1,299,300
a Express Scripts Inc. .........................................................     United States         15,000         1,095,000
  Pharmaceutical Product Development Inc. ......................................     United States        120,000         4,844,400
a Stericycle Inc. ..............................................................     United States         70,000         4,158,000
                                                                                                                    ----------------
                                                                                                                         17,036,700
                                                                                                                    ----------------
  SPECIALTY TELECOMMUNICATIONS 1.5%
a American Tower Corp., A ......................................................     United States        225,000         9,585,000
                                                                                                                    ----------------
  TELECOMMUNICATIONS EQUIPMENT 3.7%
  Nokia Corp., ADR .............................................................        Finland           200,000         7,678,000
  QUALCOMM Inc. ................................................................     United States        225,000         8,853,750
a Research In Motion Ltd. ......................................................         Canada            60,000         6,804,000
                                                                                                                    ----------------
                                                                                                                         23,335,750
                                                                                                                    ----------------
  WIRELESS COMMUNICATIONS 3.8%
  America Movil SAB de CV, L, ADR ..............................................         Mexico           160,000         9,822,400
  China Mobile (Hong Kong) Ltd., ADR ...........................................         China             85,000         7,383,950
  Mobile TeleSystems, ADR ......................................................         Russia            30,000         3,053,700
  Vimpel-Communications, ADR ...................................................         Russia           100,000         4,160,000
                                                                                                                    ----------------
                                                                                                                         24,420,050
                                                                                                                    ----------------
  TOTAL COMMON STOCKS (COST $292,217,018) ......................................                                        629,164,053
                                                                                                                    ----------------


                                         Quarterly Statements of Investments | 5

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                                COUNTRY          SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $15,099,289) 2.4%
  MONEY MARKET FUND 2.4%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% .........     United States     15,099,289   $    15,099,289
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $307,316,307) 100.9% .................................                                        644,263,342
  OTHER ASSETS, LESS LIABILITIES (0.9)% ........................................                                         (5,635,342)
                                                                                                                    ----------------
  NET ASSETS 100.0% ............................................................                                    $   638,628,000
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 28.

a Non-income producing for the twelve months ended December 31, 2007.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                                  COUNTRY           SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 99.5%
  COMMERCIAL SERVICES 1.8%
  Dun & Bradstreet Corp. .......................................................     United States        122,000   $    10,812,860
  Equifax Inc. .................................................................     United States        400,000        14,544,000
  Moody's Corp. ................................................................     United States        538,000        19,206,600
  Robert Half International Inc. ...............................................     United States        300,000         8,112,000
                                                                                                                    ----------------
                                                                                                                         52,675,460
                                                                                                                    ----------------
  COMMUNICATIONS 0.2%
a American Tower Corp., A ......................................................     United States        115,000         4,899,000
                                                                                                                    ----------------
  CONSUMER DURABLES 1.4%
a Ford Motor Co. ...............................................................     United States      1,100,000         7,403,000
  General Motors Corp. .........................................................     United States        400,000         9,956,000
  Harley-Davidson Inc. .........................................................     United States        500,000        23,355,000
                                                                                                                    ----------------
                                                                                                                         40,714,000
                                                                                                                    ----------------
  CONSUMER NON-DURABLES 2.1%
  Altria Group Inc. ............................................................     United States         38,000         2,872,040
  The Hershey Co. ..............................................................     United States        566,400        22,316,160
  The Procter & Gamble Co. .....................................................     United States         35,000         2,569,700
  VF Corp. .....................................................................     United States        500,000        34,330,000
                                                                                                                    ----------------
                                                                                                                         62,087,900
                                                                                                                    ----------------
  CONSUMER SERVICES 4.0%
  Carnival Corp. ...............................................................     United States        565,000        25,136,850
  Clear Channel Communications Inc. ............................................     United States        500,000        17,260,000
a Expedia Inc. .................................................................     United States        300,100         9,489,162
  Time Warner Inc. .............................................................     United States      1,350,000        22,288,500
a Viacom Inc., A ...............................................................     United States        100,000         4,398,000
a Viacom Inc., B ...............................................................     United States         50,000         2,196,000
  The Walt Disney Co. ..........................................................     United States      1,130,000        36,476,400
                                                                                                                    ----------------
                                                                                                                        117,244,912
                                                                                                                    ----------------
  DISTRIBUTION SERVICES 2.8%
  Cardinal Health Inc. .........................................................     United States        300,000        17,325,000
  Genuine Parts Co. ............................................................     United States        375,400        17,381,020
  W.W. Grainger Inc. ...........................................................     United States        550,000        48,136,000
                                                                                                                    ----------------
                                                                                                                         82,842,020
                                                                                                                    ----------------
  ELECTRONIC TECHNOLOGY 25.7%
a Agilent Technologies Inc. ....................................................     United States        400,000        14,696,000
a Apple Inc. ...................................................................     United States        800,000       158,464,000
  The Boeing Co. ...............................................................     United States      1,045,000        91,395,700
a Cisco Systems Inc. ...........................................................     United States      1,545,000        41,823,150
a Dell Inc. ....................................................................     United States        500,000        12,255,000
a Dionex Corp. .................................................................     United States        250,000        20,715,000
a EMC Corp. ....................................................................     United States      1,000,000        18,530,000
a Entegris Inc. ................................................................     United States        376,307         3,247,529
  General Dynamics Corp. .......................................................     United States      1,000,000        88,990,000
  Hewlett-Packard Co. ..........................................................     United States      1,156,250        58,367,500


                                         Quarterly Statements of Investments | 7

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                                  COUNTRY           SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
  Intel Corp. ..................................................................     United States        970,000   $    25,860,200
  KLA-Tencor Corp. .............................................................     United States         35,000         1,685,600
  Lockheed Martin Corp. ........................................................     United States        500,000        52,630,000
a Logitech International SA ....................................................      Switzerland         150,000         5,496,000
  Northrop Grumman Corp. .......................................................     United States      1,000,000        78,640,000
  QUALCOMM Inc. ................................................................     United States        110,000         4,328,500
  Raytheon Co. .................................................................     United States        600,000        36,420,000
  Rockwell Collins Inc. ........................................................     United States        100,000         7,197,000
a Sun Microsystems Inc. ........................................................     United States        400,000         7,252,000
  Texas Instruments Inc. .......................................................     United States        515,000        17,201,000
  Tyco Electronics Ltd. ........................................................     United States        387,513        14,388,358
a Verigy Ltd. ..................................................................       Singapore           48,974         1,330,624
                                                                                                                    ----------------
                                                                                                                        760,913,161
                                                                                                                    ----------------
  ENERGY MINERALS 2.4%
  BP PLC, ADR ..................................................................    United Kingdom        350,200        25,624,134
  ConocoPhillips ...............................................................     United States         35,000         3,090,500
  Devon Energy Corp. ...........................................................     United States         50,000         4,445,500
  Exxon Mobil Corp. ............................................................     United States         70,000         6,558,300
a Patriot Coal Corp. ...........................................................     United States          9,500           396,530
  Peabody Energy Corp. .........................................................     United States         95,000         5,855,800
  Royal Dutch Shell PLC, A, ADR ................................................      Netherlands         280,000        23,576,000
                                                                                                                    ----------------
                                                                                                                         69,546,764
                                                                                                                    ----------------
  FINANCE 0.5%
  AFLAC Inc. ...................................................................     United States         85,000         5,323,550
  American International Group Inc. ............................................     United States         35,000         2,040,500
  Capital One Financial Corp. ..................................................     United States         30,000         1,417,800
  Freddie Mac ..................................................................     United States         30,000         1,022,100
  Wells Fargo & Co. ............................................................     United States        120,000         3,622,800
                                                                                                                    ----------------
                                                                                                                         13,426,750
                                                                                                                    ----------------
  HEALTH SERVICES 1.6%
  IMS Health Inc. ..............................................................     United States        500,000        11,520,000
a Medco Health Solutions Inc. ..................................................     United States         48,240         4,891,536
  Quest Diagnostics Inc. .......................................................     United States        500,000        26,450,000
a WellPoint Inc. ...............................................................     United States         50,000         4,386,500
                                                                                                                    ----------------
                                                                                                                         47,248,036
                                                                                                                    ----------------
  HEALTH TECHNOLOGY 18.2%
  Abbott Laboratories ..........................................................     United States        400,000        22,460,000
a Advanced Medical Optics Inc. .................................................     United States         88,888         2,180,422
  Allergan Inc. ................................................................     United States        800,000        51,392,000
a Amgen Inc. ...................................................................     United States        932,000        43,282,080
  Baxter International Inc. ....................................................     United States        400,000        23,220,000
a Biogen Idec Inc. .............................................................     United States        400,000        22,768,000
a Celgene Corp. ................................................................     United States         25,000         1,155,250
a Edwards Lifesciences Corp. ...................................................     United States         50,000         2,299,500


8 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                                  COUNTRY           SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  HEALTH TECHNOLOGY (CONTINUED)
  Eli Lilly and Co. ............................................................     United States        400,000   $    21,356,000
a Genentech Inc. ...............................................................     United States      1,000,000        67,070,000
a Hospira Inc. .................................................................     United States         40,000         1,705,600
  Johnson & Johnson ............................................................     United States      1,081,000        72,102,700
  Medtronic Inc. ...............................................................     United States         60,000         3,016,200
  Merck & Co. Inc. .............................................................     United States        500,000        29,055,000
a Millipore Corp. ..............................................................     United States        400,000        29,272,000
  Pall Corp. ...................................................................     United States        500,000        20,160,000
  Pfizer Inc. ..................................................................     United States      2,170,000        49,324,100
  Roche Holding AG, ADR ........................................................      Switzerland          40,000         3,425,000
  Schering-Plough Corp. ........................................................     United States        120,000         3,196,800
a Waters Corp. .................................................................     United States        500,000        39,535,000
  Wyeth ........................................................................     United States        600,000        26,514,000
a Zimmer Holdings Inc. .........................................................     United States         64,000         4,233,600
                                                                                                                    ----------------
                                                                                                                        538,723,252
                                                                                                                    ----------------
  INDUSTRIAL SERVICES 0.2%
  Schlumberger Ltd. ............................................................     United States         40,000         3,934,800
a Transocean Inc. ..............................................................     United States         15,222         2,179,029
                                                                                                                    ----------------
                                                                                                                          6,113,829
                                                                                                                    ----------------
  PROCESS INDUSTRIES 2.5%
  Air Products and Chemicals Inc. ..............................................     United States        500,000        49,315,000
  Bunge Ltd. ...................................................................     United States         20,000         2,328,200
  Sigma-Aldrich Corp. ..........................................................     United States        400,000        21,840,000
                                                                                                                    ----------------
                                                                                                                         73,483,200
                                                                                                                    ----------------
  PRODUCER MANUFACTURING 17.7%
  3M Co. .......................................................................     United States        855,000        72,093,600
  Avery Dennison Corp. .........................................................     United States        462,000        24,550,680
  Emerson Electric Co. .........................................................     United States      1,000,000        56,660,000
  General Electric Co. .........................................................     United States         70,000         2,594,900
  Illinois Tool Works Inc. .....................................................     United States      1,000,000        53,540,000
  Ingersoll-Rand Co. Ltd., A ...................................................     United States      1,002,000        46,562,940
  Johnson Controls Inc. ........................................................     United States      1,200,000        43,248,000
a Mettler-Toledo International Inc. ............................................      Switzerland          50,000         5,690,000
  Molex Inc. ...................................................................     United States        146,483         3,998,986
  Molex Inc., A ................................................................     United States        146,483         3,848,108
  Teleflex Inc. ................................................................     United States        500,000        31,505,000
  Textron Inc. .................................................................     United States      1,050,000        74,865,000
a Thomas & Betts Corp. .........................................................     United States        500,000        24,520,000
  Tyco International Ltd. ......................................................     United States        387,513        15,364,891
  United Technologies Corp. ....................................................     United States        850,000        65,059,000
                                                                                                                    ----------------
                                                                                                                        524,101,105
                                                                                                                    ----------------
  RETAIL TRADE 0.4%
  CVS Caremark Corp. ...........................................................     United States        126,293         5,020,147
a IAC/InterActiveCorp ..........................................................     United States        300,100         8,078,692
                                                                                                                    ----------------
                                                                                                                         13,098,839
                                                                                                                    ----------------


                                         Quarterly Statements of Investments | 9

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                                  COUNTRY          SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  TECHNOLOGY SERVICES 8.6%
  Automatic Data Processing Inc. ...............................................     United States        700,000   $    31,171,000
  Broadridge Financial Solutions Inc. ..........................................     United States        200,000         4,486,000
a Computer Sciences Corp. ......................................................     United States      1,000,000        49,470,000
a Google Inc., A ...............................................................     United States         21,000        14,521,080
  International Business Machines Corp. ........................................     United States        580,000        62,698,000
  Microsoft Corp. ..............................................................     United States      1,175,000        41,830,000
a Oracle Corp. .................................................................     United States        500,000        11,290,000
  Paychex Inc. .................................................................     United States         50,000         1,811,000
a Yahoo! Inc. ..................................................................     United States      1,600,000        37,216,000
                                                                                                                    ----------------
                                                                                                                        254,493,080
                                                                                                                    ----------------
  TRANSPORTATION 9.1%
  Air France-KLM, ADR ..........................................................        France            550,000        19,178,500
a Alaska Air Group Inc. ........................................................     United States        500,000        12,505,000
a AMR Corp. ....................................................................     United States      2,000,000        28,060,000
  Arkansas Best Corp. ..........................................................     United States        500,000        10,970,000
a British Airways PLC, ADR .....................................................    United Kingdom        500,000        30,250,000
  Canadian National Railway Co. ................................................        Canada            500,000        23,465,000
  Canadian Pacific Railway Ltd. ................................................        Canada            500,000        32,320,000
a Continental Airlines Inc., B .................................................     United States      1,000,000        22,250,000
  Expeditors International of Washington Inc. ..................................     United States         80,000         3,574,400
  FedEx Corp. ..................................................................     United States         40,000         3,566,800
  Forward Air Corp. ............................................................     United States        500,000        15,585,000
  Heartland Express Inc. .......................................................     United States        500,000         7,090,000
  Southwest Airlines Co. .......................................................     United States         65,200           795,440
  Union Pacific Corp. ..........................................................     United States        300,000        37,686,000
  Werner Enterprises Inc. ......................................................     United States        500,000         8,515,000
a YRC Worldwide Inc. ...........................................................     United States        800,000        13,672,000
                                                                                                                    ----------------
                                                                                                                        269,483,140
                                                                                                                    ----------------
  UTILITIES 0.3%
  Exelon Corp. .................................................................     United States         50,000         4,082,000
  Public Service Enterprise Group Inc. .........................................     United States         50,000         4,912,000
                                                                                                                    ----------------
                                                                                                                          8,994,000
                                                                                                                    ----------------
  TOTAL COMMON STOCKS (COST $1,145,708,342) ....................................                                      2,940,088,448
                                                                                                                    ----------------
  SHORT TERM INVESTMENT (COST $16,138,862) 0.5%

  MONEY MARKET FUND 0.5%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% .........     United States     16,138,862        16,138,862
                                                                                                                    ----------------

  TOTAL INVESTMENTS (COST $1,161,847,204) 100.0% ...............................                                      2,956,227,310
  OTHER ASSETS, LESS LIABILITIES 0.0% c ........................................                                           (692,805)
                                                                                                                    ----------------
  NET ASSETS 100.0% ............................................................                                    $ 2,955,534,505
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 28.

a Non-income producing for the twelve months ended December 31, 2007.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

c Rounds to less than 0.1% of net assets.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                        COUNTRY            SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 93.4%
    COMMON STOCKS 34.3%
    COMMUNICATIONS 3.2%
    AT&T Inc. ...........................................................    United States       35,250,000       $   1,464,990,000
    Verizon Communications Inc. .........................................    United States       11,000,000             480,590,000
                                                                                                                  ------------------
                                                                                                                      1,945,580,000
                                                                                                                  ------------------
    ELECTRIC UTILITIES 13.2%
    Alliant Energy Corp. ................................................    United States        1,250,000              50,862,500
  a Ameren Corp. ........................................................    United States       12,500,000             677,625,000
    American Electric Power Co. Inc. ....................................    United States        8,633,800             401,989,728
    CenterPoint Energy Inc. .............................................    United States        6,000,000             102,780,000
    Consolidated Edison Inc. ............................................    United States       10,000,000             488,500,000
    Dominion Resources Inc. .............................................    United States       20,000,000             949,000,000
    DTE Energy Co. ......................................................    United States        5,270,400             231,686,784
    Duke Energy Corp. ...................................................    United States       27,250,000             549,632,500
    Edison International ................................................    United States          221,900              11,842,803
    FirstEnergy Corp. ...................................................    United States       10,000,000             723,400,000
    FPL Group Inc. ......................................................    United States        5,500,000             372,790,000
    Hawaiian Electric Industries Inc. ...................................    United States        1,720,000              39,164,400
    PG&E Corp. ..........................................................    United States       12,000,000             517,080,000
  a Pinnacle West Capital Corp. .........................................    United States        5,500,000             233,255,000
    Portland General Electric Co. .......................................    United States        3,100,000              86,118,000
    Progress Energy Inc. ................................................    United States        9,000,000             435,870,000
  a Public Service Enterprise Group Inc. ................................    United States       10,000,000             982,400,000
  a Puget Energy Inc. ...................................................    United States        7,500,000             205,725,000
    The Southern Co. ....................................................    United States       22,000,000             852,500,000
    TECO Energy Inc. ....................................................    United States        9,500,000             163,495,000
                                                                                                                  ------------------
                                                                                                                      8,075,716,715
                                                                                                                  ------------------
    ELECTRONIC TECHNOLOGY 0.5%
    KLA-Tencor Corp. ....................................................    United States        1,970,000              94,875,200
    Microchip Technology Inc. ...........................................    United States        2,785,900              87,532,978
    Texas Instruments Inc. ..............................................    United States        4,000,000             133,600,000
                                                                                                                  ------------------
                                                                                                                        316,008,178
                                                                                                                  ------------------
    ENERGY MINERALS 2.8%
    BP PLC, ADR .........................................................   United Kingdom        6,000,000             439,020,000
    Chevron Corp. .......................................................    United States        4,500,000             419,985,000
    ConocoPhillips ......................................................    United States        5,750,000             507,725,000
    Royal Dutch Shell PLC, A, ADR .......................................     Netherlands         4,000,000             336,800,000
                                                                                                                  ------------------
                                                                                                                      1,703,530,000
                                                                                                                  ------------------
    FINANCE 4.7%
    Bank of America Corp. ...............................................    United States       26,000,000           1,072,760,000
    Citigroup Inc. ......................................................    United States        1,000,000              29,440,000
    HSBC Holdings PLC ...................................................   United Kingdom       35,000,000             585,554,197
    JPMorgan Chase & Co. ................................................    United States        8,000,000             349,200,000
    Wachovia Corp. ......................................................    United States        3,750,000             142,612,500
    Washington Mutual Inc. ..............................................    United States       20,000,000             272,200,000
    Wells Fargo & Co. ...................................................    United States       13,900,000             419,641,000
                                                                                                                  ------------------
                                                                                                                      2,871,407,697
                                                                                                                  ------------------


                                        Quarterly Statements of Investments | 11

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                        COUNTRY            SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    GAS DISTRIBUTORS 0.9%
    AGL Resources Inc. ..................................................    United States          500,000       $      18,820,000
    Atmos Energy Corp. ..................................................    United States        4,000,000             112,160,000
    NiSource Inc. .......................................................    United States        4,500,000              85,005,000
    Spectra Energy Corp. ................................................    United States       12,394,100             320,015,662
                                                                                                                  ------------------
                                                                                                                        536,000,662
                                                                                                                  ------------------
    HEALTH TECHNOLOGY 5.2%
    Bristol-Myers Squibb Co. ............................................    United States       14,000,000             371,280,000
    Johnson & Johnson ...................................................    United States       10,000,000             667,000,000
    Merck & Co. Inc. ....................................................    United States       12,000,000             697,320,000
    Pfizer Inc. .........................................................    United States       60,000,000           1,363,800,000
    Schering-Plough Corp. ...............................................    United States        1,795,783              47,839,659
                                                                                                                  ------------------
                                                                                                                      3,147,239,659
                                                                                                                  ------------------
    MISCELLANEOUS 1.6%
  a Canadian Oil Sands Trust ............................................       Canada           25,770,600           1,003,854,014
                                                                                                                  ------------------
    NON-ENERGY MINERALS 0.5%
    AngloGold Ashanti Ltd., ADR .........................................    South Africa         2,250,000              96,322,500
    Barrick Gold Corp. ..................................................       Canada            5,550,000             233,377,500
                                                                                                                  ------------------
                                                                                                                        329,700,000
                                                                                                                  ------------------
    PROCESS INDUSTRIES 0.5%
    The Dow Chemical Co. ................................................    United States        7,122,400             280,765,008
                                                                                                                  ------------------
    PRODUCER MANUFACTURING 1.0%
    3M Co. ..............................................................    United States        7,000,000             590,240,000
                                                                                                                  ------------------
    REAL ESTATE INVESTMENT TRUST 0.2%
    iStar Financial Inc. ................................................    United States        5,213,500             135,811,675
                                                                                                                  ------------------
    TOTAL COMMON STOCKS (COST $16,173,028,675) ..........................                                            20,935,853,608
                                                                                                                  ------------------
    CONVERTIBLE PREFERRED STOCKS 6.7%
    CONSUMER DURABLES 0.1%
  b The Goldman Sachs Group Inc. into D.R. Horton Inc., 9.00%,
       cvt. pfd., 144A ..................................................    United States        4,000,000              53,451,600
                                                                                                                  ------------------
    CONSUMER SERVICES 0.7%
  c Citigroup into Comcast Corp., 8.50%, cvt. pfd. ......................    United States       15,000,000             280,507,500
b,c The Goldman Sachs Group Inc. into Comcast Corp., 5.00%,
       cvt. pfd., 144A ..................................................    United States        2,800,000              51,231,600
  b Morgan Stanley into Starbucks Corp., 7.00%, cvt. pfd., 144A .........    United States        4,780,000             101,073,100
                                                                                                                  ------------------
                                                                                                                        432,812,200
                                                                                                                  ------------------
    ELECTRIC UTILITIES 0.1%
    CMS Energy Trust I, 7.75%, cvt. pfd. ................................    United States        1,508,000              74,178,520
                                                                                                                  ------------------
    ELECTRONIC TECHNOLOGY 0.4%
  b Morgan Stanley into Intel Corp., 7.30%, cvt. pfd., 144A .............    United States       10,250,000             249,331,250
                                                                                                                  ------------------


12 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                        COUNTRY            SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE PREFERRED STOCKS (CONTINUED)
    ENERGY MINERALS 1.9%
  b Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A .....................    United States          850,000       $     101,077,750
  b Deutsche Bank AG into Chevron Corp., 8.00%, cvt. pfd., 144A .........    United States        5,000,000             452,975,000
  b Morgan Stanley into ConocoPhillips, 7.00%, cvt. pfd., 144A ..........    United States        6,000,000             491,430,000
  b Morgan Stanley into Devon Energy Corp., 8.00%, cvt. pfd.,
       144A .............................................................    United States        1,700,000             125,655,500
                                                                                                                  ------------------
                                                                                                                      1,171,138,250
                                                                                                                  ------------------
    FINANCE 1.0%
    E*TRADE Financial Corp., 6.125%, cvt. pfd. ..........................    United States        2,500,000              14,175,000
  b Lehman Brothers Holdings Inc. into Merrill Lynch & Co. Inc.,
       8.00%, cvt. pfd., 144A ...........................................    United States        4,500,000             256,590,000
  c Washington Mutual Inc., 7.75%, cvt. pfd., R .........................    United States          363,500             321,697,500
                                                                                                                  ------------------
                                                                                                                        592,462,500
                                                                                                                  ------------------
    HEALTH TECHNOLOGY 0.9%
b,c Lehman Brothers Holdings into Schering-Plough Corp., 8.00%,
       cvt. pfd., 144A ..................................................    United States       12,327,000             343,553,490
  b Merrill Lynch & Co. Inc. into Amgen Inc., 7.00%, cvt. pfd.,
       144A .............................................................    United States        3,521,000             167,036,240
    Schering-Plough Corp., 6.00%, cvt. pfd. .............................    United States          200,000              48,290,359
                                                                                                                  ------------------
                                                                                                                        558,880,089
                                                                                                                  ------------------
    INDUSTRIAL SERVICES 0.8%
    Lehman Brothers Holdings Inc. into Baker Hughes Inc., 8.00%,
       cvt. pfd. ........................................................    United States        2,290,000             168,841,700
  b Morgan Stanley into Halliburton Co., 8.00%, cvt. pfd., 144A .........    United States        9,000,000             312,255,000
                                                                                                                  ------------------
                                                                                                                        481,096,700
                                                                                                                  ------------------
    REAL ESTATE INVESTMENT TRUST 0.1%
    Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ......................    United States        3,000,000              61,860,000
                                                                                                                  ------------------
    RETAIL TRADE 0.7%
b,c Lehman Brothers into Target Corp., 7.50%, cvt. pfd., 144A ...........    United States        4,800,000             253,440,000
b,c Merrill Lynch & Co. Inc. into Home Depot Inc., 9.00%, cvt. pfd.,
       144A .............................................................    United States        6,000,000             169,560,000
                                                                                                                  ------------------
                                                                                                                        423,000,000
                                                                                                                  ------------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $4,264,814,962) ............                                             4,098,211,109
                                                                                                                  ------------------
    PREFERRED STOCKS 1.4%
    FINANCE 1.4%
  c FHLMC, 8.375%, pfd. .................................................    United States       17,108,000             446,518,800
    FNMA, 6.75%, pfd. ...................................................    United States        3,000,000              71,250,000
    FNMA, 7.625%, pfd., R ...............................................    United States        2,399,400              61,184,700
  c FNMA, 8.25%, pfd. ...................................................    United States       11,284,000             289,998,800
                                                                                                                  ------------------
    TOTAL PREFERRED STOCKS (COST $844,785,000) ..........................                                               868,952,300
                                                                                                                  ------------------


                                        Quarterly Statements of Investments | 13

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                        COUNTRY      PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  e SENIOR FLOATING RATE INTERESTS 2.8%
    COMMERCIAL SERVICES 1.2%
    Ceva Group PLC,
         Dollar Pre-Refunded L/C Commitment, 5.26%, 8/01/12 .............    United States       13,684,211       $      13,227,842
         EGL Term Loans, 7.872%, 8/01/12 ................................    United States      116,025,000             112,155,566
  f First Data Corp.,
         Term Loan B-2, 7.58% - 7.634%, 9/24/14 .........................    United States      249,400,000             236,555,900
         Term Loan B-3, 7.58% - 7.634%, 9/24/14 .........................    United States      274,312,500             257,236,547
    U.S. Investigations Services Inc., Term Loan B, 7.91%,
       4/01/15 ..........................................................    United States      109,724,311             103,928,673
                                                                                                                  ------------------
                                                                                                                        723,104,528
                                                                                                                  ------------------
    CONSUMER DURABLES 0.2%
    Jarden Corp., Term Loan B-3, 7.698%, 1/24/12 ........................    United States      124,375,000             122,139,981
                                                                                                                  ------------------
    ELECTRIC UTILITIES 0.8%
    Texas Competitive Electric Holdings Co. LLC,
         Term Loan B-2, 8.396%, 10/10/14 ................................    United States      250,000,000             245,002,500
         Term Loan B-3, 8.396%, 10/10/14 ................................    United States      275,000,000             269,777,750
                                                                                                                  ------------------
                                                                                                                        514,780,250
                                                                                                                  ------------------
    HEALTH TECHNOLOGY 0.1%
    Bausch and Lomb Inc., Parent Term Loan B, 8.08%, 4/28/15 ............    United States       35,120,000              34,940,888
                                                                                                                  ------------------
    PROCESS INDUSTRIES 0.2%
    Berry Plastics Holding Corp., Senior Unsecured Term Loan, PIK,
       12.244%, 6/15/14 .................................................    United States      136,431,000             119,726,389
                                                                                                                  ------------------
    PRODUCER MANUFACTURING 0.3%
    Allison Transmission, Term Loan B, 7.90% - 8.00%, 8/07/14 ...........    United States      125,000,000             116,345,000
    Rexnord Holdings Inc., PIK Interest Facility, 12.131%, 2/20/13 ......    United States       82,403,224              73,246,577
                                                                                                                  ------------------
                                                                                                                        189,591,577
                                                                                                                  ------------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $1,746,104,159) ..........                                             1,704,283,613
                                                                                                                  ------------------
    CORPORATE BONDS 42.5%
    ALTERNATIVE POWER GENERATION 1.6%
b,g Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ............    United States      125,000,000             134,375,000
    Dynegy Holdings Inc., senior note,
         6.875%, 4/01/11 ................................................    United States      310,000,000             300,700,000
         8.75%, 2/15/12 .................................................    United States      260,000,000             263,900,000
         8.375%, 5/01/16 ................................................    United States      210,000,000             206,325,000
         7.75%, 6/01/19 .................................................    United States       90,000,000              83,475,000
                                                                                                                  ------------------
                                                                                                                        988,775,000
                                                                                                                  ------------------
    COMMERCIAL SERVICES 1.7%
  b Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 ..................   United Kingdom      100,000,000             103,250,000
    Dex Media Inc.,
         senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
           11/15/13 .....................................................    United States       60,000,000              54,900,000
         zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13 ..............    United States      210,000,000             192,150,000


14 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                        COUNTRY      PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    COMMERCIAL SERVICES (CONTINUED)
    JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
       5/15/13 ..........................................................    United States      158,000,000       $     160,370,000
    JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ..........    United States      125,000,000             128,437,500
    R.H. Donnelley Corp.,
         6.875%, 1/15/13 ................................................    United States       26,300,000              23,670,000
         senior discount note, 6.875%, 1/15/13 ..........................    United States       94,400,000              84,960,000
         senior note, 8.875%, 1/15/16 ...................................    United States       55,000,000              51,700,000
       b senior note, 144A, 8.875%, 10/15/17 ............................    United States      201,300,000             187,209,000
  b U.S. Investigations Services Inc., senior note, 144A, 10.50%,
       11/01/15 .........................................................    United States       50,000,000              46,000,000
                                                                                                                  ------------------
                                                                                                                      1,032,646,500
                                                                                                                  ------------------
    COMMUNICATIONS 1.6%
  b Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ..............       Jamaica         140,000,000             128,450,000
    Qwest Capital Funding Inc.,
         7.00%, 8/03/09 .................................................    United States      280,000,000             280,700,000
         7.25%, 2/15/11 .................................................    United States      365,000,000             361,350,000
    Qwest Communications International Inc., senior note,
         7.50%, 2/15/14 .................................................    United States       40,000,000              40,100,000
         B, 7.50%, 2/15/14 ..............................................    United States      140,000,000             140,350,000
                                                                                                                  ------------------
                                                                                                                        950,950,000
                                                                                                                  ------------------
    CONSUMER DURABLES 5.5%
    Beazer Homes USA Inc., senior note,
         6.875%, 7/15/15 ................................................    United States       59,000,000              42,775,000
         8.125%, 6/15/16 ................................................    United States       91,000,000              68,250,000
    D.R. Horton Inc.,
         5.625%, 1/15/16 ................................................    United States       35,000,000              29,075,305
         senior note, 6.50%, 4/15/16 ....................................    United States       50,000,000              43,447,550
    Ford Motor Co., 7.45%, 7/16/31 ......................................    United States      600,000,000             448,500,000
    Ford Motor Credit Co. LLC,
         7.375%, 10/28/09 ...............................................    United States      750,000,000             706,224,000
         7.875%, 6/15/10 ................................................    United States      550,000,000             507,739,100
         7.375%, 2/01/11 ................................................    United States      450,000,000             403,243,650
         7.00%, 10/01/13 ................................................    United States      100,000,000              83,632,600
         senior note, 9.75%, 9/15/10 ....................................    United States      105,000,000             100,248,750
         senior note, 9.875%, 8/10/11 ...................................    United States       75,000,000              70,989,075
         senior note, 7.25%, 10/25/11 ...................................    United States      155,000,000             134,361,285
    General Motors Corp., senior deb., 8.375%, 7/15/33 ..................    United States      510,000,000             413,100,000
    K Hovnanian Enterprises Inc., senior note, 7.50%, 5/15/16 ...........    United States       50,000,000              35,250,000
    KB Home, senior note,
         6.375%, 8/15/11 ................................................    United States       40,000,000              36,800,000
         5.75%, 2/01/14 .................................................    United States       75,000,000              65,062,500
       h 6.25%, 6/15/15 .................................................    United States      100,000,000              87,500,000
         7.25%, 6/15/18 .................................................    United States       70,500,000              64,155,000
    Visant Holding Corp., senior note, 8.75%, 12/01/13 ..................    United States       50,000,000              50,500,000
                                                                                                                  ------------------
                                                                                                                      3,390,853,815
                                                                                                                  ------------------


                                        Quarterly Statements of Investments | 15

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                        COUNTRY      PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER NON-DURABLES 0.1%
    Reynolds American Inc., senior secured note, 7.25%, 6/01/13 .........    United States       54,400,000       $      57,812,730
                                                                                                                  ------------------
    CONSUMER SERVICES 5.4%
    Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ...........    United States      490,000,000             477,750,000
    CCH I Holdings LLC, senior note,
         13.50%, 1/15/14 ................................................    United States      385,000,000             277,681,250
         9.92%, 4/01/14 .................................................    United States      117,380,000              69,400,925
         11.75%, 5/15/14 ................................................    United States      330,000,000             210,375,000
    CCH I LLC, senior secured note, 11.00%, 10/01/15 ....................    United States      725,000,000             594,500,000
    CCH II LLC, senior note, 10.25%, 9/15/10 ............................    United States       90,000,000              88,650,000
    CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 ..................    United States      200,000,000             200,500,000
    EchoStar DBS Corp., senior note, 7.125%, 2/01/16 ....................    United States      360,000,000             369,000,000
    Liberty Media Corp., senior note, 5.70%, 5/15/13 ....................    United States      148,000,000             137,848,976
    MGM MIRAGE, senior note,
         6.75%, 4/01/13 .................................................    United States       70,000,000              68,250,000
         6.625%, 7/15/15 ................................................    United States      120,000,000             113,100,000
         7.625%, 1/15/17 ................................................    United States      250,000,000             248,125,000
  b Univision Communications Inc., senior note, 144A, PIK, 9.75%,
       3/15/15 ..........................................................    United States      320,000,000             293,200,000
    XM Satellite Radio Inc., senior note, 9.75%, 5/01/14 ................    United States      127,000,000             123,507,500
                                                                                                                  ------------------
                                                                                                                      3,271,888,651
                                                                                                                  ------------------
    ELECTRIC UTILITIES 3.3%
    Aquila Inc., senior note, 14.875%, 7/01/12 ..........................    United States       87,900,000             110,754,000
    Energy Future Holdings Corp., senior note,
       b 144A, 10.875%, 11/01/17 ........................................    United States      187,500,000             189,375,000
       b 144A, PIK, 11.25%, 11/01/17 ....................................    United States      243,700,000             247,355,500
         P, 5.55%, 11/15/14 .............................................    United States      346,300,000             278,142,273
         Q, 6.50%, 11/15/24 .............................................    United States      170,000,000             124,849,700
    NRG Energy Inc., senior note,
         7.25%, 2/01/14 .................................................    United States       21,400,000              20,918,500
         7.375%, 2/01/16 ................................................    United States       50,400,000              49,266,000
    Reliant Energy Inc., senior note,
         7.625%, 6/15/14 ................................................    United States      175,000,000             174,125,000
         7.875%, 6/15/17 ................................................    United States      153,100,000             152,334,500
  b Texas Competitive Electric Holdings Co. LLC, senior note,
         144A, 10.25%, 11/01/15 .........................................    United States      353,025,000             351,259,875
         144A, PIK, 10.50%, 11/01/16 ....................................    United States      150,000,000             148,875,000
         B, 144A, 10.25%, 11/01/15 ......................................    United States      186,900,000             185,965,500
                                                                                                                  ------------------
                                                                                                                      2,033,220,848
                                                                                                                  ------------------
    ELECTRONIC TECHNOLOGY 2.7%
    DRS Technologies Inc., senior note, 6.625%, 2/01/16 .................    United States       55,000,000              54,587,500
    Flextronics International Ltd., senior sub. note, 6.25%,
       11/15/14 .........................................................      Singapore        110,000,000             105,325,000
    Freescale Semiconductor Inc., senior note,
         8.875%, 12/15/14 ...............................................    United States      390,000,000             350,025,000
       h 10.125%, 12/15/16 ..............................................    United States      625,000,000             518,750,000


16 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                        COUNTRY      PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    ELECTRONIC TECHNOLOGY (CONTINUED)
    L-3 Communications Corp., senior sub. note,
         5.875%, 1/15/15 ................................................    United States       42,500,000       $      41,225,000
         6.375%, 10/15/15 ...............................................    United States       85,000,000              84,150,000
    Lucent Technologies Inc., 6.45%, 3/15/29 ............................    United States      180,000,000             149,625,000
    NXP BV/NXP Funding LLC, senior note, 9.50%, 10/15/15 ................     Netherlands        50,000,000              45,937,500
    Sanmina-SCI Corp., senior sub. note,
         6.75%, 3/01/13 .................................................    United States      150,000,000             131,250,000
         8.125%, 3/01/16 ................................................    United States      100,000,000              89,125,000
    Seagate Technology HDD Holdings, senior note,
         6.375%, 10/01/11 ...............................................    United States       45,000,000              44,606,250
         6.80%, 10/01/16 ................................................    United States       40,000,000              39,200,000
                                                                                                                  ------------------
                                                                                                                      1,653,806,250
                                                                                                                  ------------------
    ENERGY MINERALS 2.3%
    Callon Petroleum Co., senior note, 9.75%, 12/08/10 ..................    United States      110,000,000             107,250,000
    Chesapeake Energy Corp., senior note,
         7.625%, 7/15/13 ................................................    United States       75,000,000              77,812,500
         6.50%, 8/15/17 .................................................    United States      138,000,000             133,860,000
         6.25%, 1/15/18 .................................................    United States      150,000,000             144,750,000
         6.875%, 11/15/20 ...............................................    United States      145,000,000             139,925,000
  b Connacher Oil and Gas Ltd., senior secured note, 144A, 10.25%,
       12/15/15 .........................................................        Canada          50,000,000              50,187,500
    Mariner Energy Inc., senior note,
         7.50%, 4/15/13 .................................................    United States       45,000,000              43,537,500
         8.00%, 5/15/17 .................................................    United States       25,000,000              23,906,250
    Massey Energy Co., senior note, 6.875%, 12/15/13 ....................    United States       44,650,000              42,305,875
    Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16 .........    United States      110,000,000             108,350,000
  b OPTI Canada Inc., senior note, 144A, 7.875%, 12/15/14 ...............       Canada          220,000,000             216,150,000
    Peabody Energy Corp., senior note, 7.375%, 11/01/16 .................    United States       39,625,000              40,813,750
    Pioneer Natural Resources Co., senior bond, 6.875%, 5/01/18 .........    United States      110,000,000             106,922,750
    Plains Exploration & Production Co., senior note, 7.75%,
       6/15/15 ..........................................................    United States       75,000,000              75,375,000
  b W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14 ................    United States      100,000,000              94,250,000
                                                                                                                  ------------------
                                                                                                                      1,405,396,125
                                                                                                                  ------------------
    FINANCE 4.7%
    E*TRADE Financial Corp., senior note,
         7.375%, 9/15/13 ................................................    United States      245,000,000             189,875,000
         7.875%, 12/01/15 ...............................................    United States       25,000,000              19,187,500
    GMAC LLC,
         5.625%, 5/15/09 ................................................    United States      225,000,000             212,347,125
         7.75%, 1/19/10 .................................................    United States      590,000,000             550,613,960
         7.25%, 3/02/11 .................................................    United States      175,000,000             153,497,750
         6.875%, 9/15/11 ................................................    United States      800,000,000             684,928,000
         6.875%, 8/28/12 ................................................    United States      300,400,000             251,962,302
         6.75%, 12/01/14 ................................................    United States      125,000,000             100,949,375
    Hertz Corp., senior note, 8.875%, 1/01/14 ...........................    United States      100,000,000             101,875,000


                                        Quarterly Statements of Investments | 17

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                        COUNTRY      PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    FINANCE (CONTINUED)
    Lehman Brothers Holdings Inc., senior note,
         6.20%, 9/26/14 .................................................    United States      306,000,000       $     312,076,854
         7.00%, 9/27/27 .................................................    United States      100,000,000             101,766,900
    Residential Capital LLC, senior note, 6.50%, 6/01/12 ................    United States      125,000,000              77,500,000
    United Rentals North America Inc.,
         senior note, 6.50%, 2/15/12 ....................................    United States       35,000,000              31,937,500
         senior sub. note, 7.00%, 2/15/14 ...............................    United States       45,000,000              37,912,500
    Washington Mutual Inc., 4.00%, 1/15/09 ..............................    United States       60,000,000              56,512,500
                                                                                                                  ------------------
                                                                                                                      2,882,942,266
                                                                                                                  ------------------
    GAS DISTRIBUTORS 0.3%
  b Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ..............     Netherlands       150,000,000             158,625,000
                                                                                                                  ------------------
    HEALTH SERVICES 4.0%
    Community Health Systems Inc., senior sub. note, 8.875%,
       7/15/15 ..........................................................    United States      340,000,000             348,075,000
    DaVita Inc.,
         senior note, 6.625%, 3/15/13 ...................................    United States      250,000,000             250,000,000
         senior sub. note, 7.25%, 3/15/15 ...............................    United States      110,000,000             110,825,000
    HCA Inc.,
         6.375%, 1/15/15 ................................................    United States      125,000,000             106,250,000
         senior note, 6.95%, 5/01/12 ....................................    United States       55,000,000              51,425,000
         senior note, 6.50%, 2/15/16 ....................................    United States      150,000,000             127,500,000
         senior secured note, 9.25%, 11/15/16 ...........................    United States      107,000,000             112,617,500
    Tenet Healthcare Corp., senior note,
         6.375%, 12/01/11 ...............................................    United States      530,000,000             484,950,000
         6.50%, 6/01/12 .................................................    United States      265,000,000             237,175,000
         7.375%, 2/01/13 ................................................    United States      360,000,000             316,800,000
       e FRN, 9.25%, 2/01/15 ............................................    United States      250,000,000             232,500,000
    U.S. Oncology Holdings Inc., senior note, PIK, 10.759%,
       3/15/12 ..........................................................    United States       70,000,000              58,450,000
    Vanguard Health Holding Co. I LLC, senior disc. note, zero cpn. to
       10/01/09, 11.25% thereafter, 10/01/15 ............................    United States       23,900,000              17,805,500
                                                                                                                  ------------------
                                                                                                                      2,454,373,000
                                                                                                                  ------------------
    INDUSTRIAL SERVICES 3.6%
    Allied Waste North America Inc.,
         senior note, 7.25%, 3/15/15 ....................................    United States      130,000,000             130,000,000
         senior note, B, 7.375%, 4/15/14 ................................    United States      190,000,000             190,475,000
         senior note, B, 7.125%, 5/15/16 ................................    United States      160,000,000             159,600,000
         senior secured note, 6.50%, 11/15/10 ...........................    United States      115,300,000             115,876,500
         senior secured note, 6.375%, 4/15/11 ...........................    United States       50,000,000              49,750,000
         senior secured note, 6.125%, 2/15/14 ...........................    United States      207,000,000             200,013,750
         senior secured note, 6.875%, 6/01/17 ...........................    United States      190,000,000             186,200,000
    Browning-Ferris Industries Inc., 7.40%, 9/15/35 .....................    United States       72,500,000              67,787,500
    El Paso Corp., senior note,
         6.75%, 5/15/09 .................................................    United States      230,000,000             233,360,530
         MTN, 7.75%, 1/15/32 ............................................    United States      280,000,000             285,621,560


18 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                        COUNTRY      PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    INDUSTRIAL SERVICES (CONTINUED)
    Sabine Pass LNG LP, senior secured note,
         7.25%, 11/30/13 ................................................    United States       92,000,000       $      88,320,000
         7.50%, 11/30/16 ................................................    United States      390,000,000             374,400,000
    Sesi LLC, senior note, 6.875%, 6/01/14 ..............................    United States      110,000,000             106,700,000
    Sonat Inc., senior note, 7.625%, 7/15/11 ............................    United States       25,000,000              25,684,300
                                                                                                                  ------------------
                                                                                                                      2,213,789,140
                                                                                                                  ------------------
    NON-ENERGY MINERALS 0.8%
    Freeport-McMoRan Copper & Gold Inc., senior note,
         8.25%, 4/01/15 .................................................    United States       86,600,000              92,012,500
         8.375%, 4/01/17 ................................................    United States      183,275,000             197,020,625
    Novelis Inc., senior note, 7.25%, 2/15/15 ...........................        Canada         190,000,000             179,550,000
                                                                                                                  ------------------
                                                                                                                        468,583,125
                                                                                                                  ------------------
    PROCESS INDUSTRIES 1.3%
  b Ineos Group Holdings PLC, senior sub. note, 144A, 7.875%,
       2/15/16 ..........................................................   United Kingdom      115,000,000 EUR         140,973,205
    Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12 ...............    United States      200,000,000             198,000,000
    Nalco Finance Holdings, senior note, zero cpn. to 8/01/09,
       9.00% thereafter, 2/01/14 ........................................    United States      380,000,000             351,500,000
    Owens-Brockway Glass Container Inc., senior note, 6.75%,
       12/01/14 .........................................................    United States       45,000,000              45,000,000
    Stone Container Corp., senior note, 8.00%, 3/15/17 ..................    United States       68,000,000              66,045,000
                                                                                                                  ------------------
                                                                                                                        801,518,205
                                                                                                                  ------------------
    PRODUCER MANUFACTURING 0.5%
    Case New Holland Inc., senior note, 7.125%, 3/01/14 .................    United States       33,300,000              33,383,250
    RBS Global & Rexnord Corp.,
         senior note, 9.50%, 8/01/14 ....................................    United States       40,000,000              39,800,000
         senior sub. note, 11.75%, 8/01/16 ..............................    United States       50,000,000              49,125,000
    Terex Corp., senior sub. note, 8.00%, 11/15/17 ......................    United States      180,000,000             183,150,000
  b TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ..............    United States       32,000,000              28,880,000
                                                                                                                  ------------------
                                                                                                                        334,338,250
                                                                                                                  ------------------
    REAL ESTATE INVESTMENT TRUSTS 0.8%
    Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14 .............    United States       87,600,000              87,600,000
    Host Marriott LP, senior note,
         K, 7.125%, 11/01/13 ............................................    United States       50,000,000              50,625,000
         O, 6.375%, 3/15/15 .............................................    United States      215,000,000             210,700,000
         Q, 6.75%, 6/01/16 ..............................................    United States      160,000,000             158,400,000
                                                                                                                  ------------------
                                                                                                                        507,325,000
                                                                                                                  ------------------
    RETAIL TRADE 1.1%
  b Dollar General Corp., senior note, 144A,
       h 10.625%, 7/15/15 ...............................................    United States      600,000,000             553,500,000
         PIK, 11.875%, 7/15/17 ..........................................    United States      125,000,000              99,062,500
                                                                                                                  ------------------
                                                                                                                        652,562,500
                                                                                                                  ------------------


                                        Quarterly Statements of Investments | 19

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                        COUNTRY      PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    TECHNOLOGY SERVICES 1.2%
  b Ceridian Corp., senior note, 144A, 11.25%, 11/15/15 .................    United States       80,000,000       $      74,400,000
  b First Data Corp., senior note, 144A, 9.875%, 9/24/15 ................    United States      236,650,000             220,380,313
    Fiserv Inc., senior note,
         6.125%, 11/20/12 ...............................................    United States      150,000,000             152,829,450
         6.80%, 11/20/17 ................................................    United States      125,000,000             128,101,500
    SunGard Data Systems Inc.,
         senior note, 9.125%, 8/15/13 ...................................    United States       59,300,000              60,634,250
         senior sub. note, 10.25%, 8/15/15 ..............................    United States      100,000,000             102,750,000
                                                                                                                  ------------------
                                                                                                                        739,095,513
                                                                                                                  ------------------
    TOTAL CORPORATE BONDS (COST $26,865,053,930) ........................                                            25,998,501,918
                                                                                                                  ------------------
    CONVERTIBLE BONDS 1.6%
    ALTERNATIVE POWER GENERATION 0.4%
g,i Calpine Corp., cvt., sub. note, 7.75%, 6/01/15 ......................    United States      250,000,000             246,250,000
                                                                                                                  ------------------
    ELECTRONIC TECHNOLOGY 0.7%
  b Advanced Micro Devices Inc., cvt., senior note, 144A, 5.75%,
       8/15/12 ..........................................................    United States      325,000,000             260,931,125
    Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 ............       Canada          192,187,000             189,935,337
                                                                                                                  ------------------
                                                                                                                        450,866,462
                                                                                                                  ------------------
    INDUSTRIAL SERVICES 0.1%
    Hanover Compressor Co., cvt., senior note, 4.75%, 3/15/08 ...........    United States       37,500,000              37,218,750
                                                                                                                  ------------------
    REAL ESTATE INVESTMENT TRUST 0.4%
  e iStar Financial Inc., senior note, cvt., FRN, 5.743%, 10/01/12 ......    United States      250,000,000             222,500,000
                                                                                                                  ------------------
    TOTAL CONVERTIBLE BONDS (COST $1,025,428,071) .......................                                               956,835,212
                                                                                                                  ------------------
    MORTGAGE-BACKED SECURITIES 4.1%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 1.6%
    FHLMC Gold 30 Year, 5.00%, 5/01/33 - 8/01/34 ........................    United States      418,457,351             408,890,018
    FHLMC Gold 30 Year, 5.50%, 8/01/35 - 11/01/35 .......................    United States      288,801,602             288,362,561
    FHLMC Gold 30 Year, 6.00%, 8/01/35 - 6/01/36 ........................    United States      252,086,768             255,923,885
                                                                                                                  ------------------
                                                                                                                        953,176,464
                                                                                                                  ------------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 2.0%
    FNMA 30 Year, 5.50%, 2/01/35 - 8/01/37 ..............................    United States      615,283,656             614,813,285
    FNMA 30 Year, 6.00%, 5/01/37 - 8/01/37 ..............................    United States      611,889,883             621,505,865
                                                                                                                  ------------------
                                                                                                                      1,236,319,150
                                                                                                                  ------------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.5%
    GNMA I SF 30 Year, 5.00%, 4/15/33 - 6/15/34 .........................    United States      318,487,662             313,981,653
                                                                                                                  ------------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $2,458,187,494) ..............                                             2,503,477,267
                                                                                                                  ------------------
    TOTAL LONG TERM INVESTMENTS
       (COST $53,377,402,291) ...........................................                                            57,066,115,027
                                                                                                                  ------------------


20 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                        COUNTRY      PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 5.9%
    U.S. GOVERNMENT AND AGENCY SECURITIES 1.0%
  j FNMA, 1/14/08 - 1/24/08 .............................................    United States      200,000,000       $     199,626,750
  j FHLB, 1/02/08 .......................................................    United States       70,000,000              70,000,000
  j FHLMC, 1/02/08 - 1/30/08 ............................................    United States      325,000,000             324,588,850
                                                                                                                  ------------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
       (COST $593,999,770) ..............................................                                               594,215,600
                                                                                                                  ------------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND REPURCHASE
       AGREEMENTS (COST $53,971,402,061) ................................                                            57,660,330,628
                                                                                                                  ------------------

                                                                                           -------------------
                                                                                                 SHARES
                                                                                           -------------------
    MONEY MARKET FUND (COST $184,522,846) 0.3%
  k Franklin Institutional Fiduciary Trust Money Market Portfolio,
       4.58% ............................................................    United States      184,522,846             184,522,846
                                                                                                                  ------------------
    INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
    SECURITIES 0.2%
    MONEY MARKET FUND (COST $145,685,000) 0.2%
  l Bank of New York Institutional Cash Reserve Fund, 5.06% .............    United States      145,685,000             145,685,000
                                                                                                                  ------------------

                                                                                           -------------------
                                                                                            PRINCIPAL AMOUNT d
                                                                                           -------------------
    REPURCHASE AGREEMENT (COST $2,675,438,261) 4.4%
  m Joint Repurchase Agreement, 3.773%, 1/02/08 .........................    United States    2,675,438,261           2,675,438,261
       (Maturity Value $2,675,999,022)
         ABN AMRO Bank, NV, New York Branch
           (Maturity Value $263,318,304)
         Banc of America Securities LLC (Maturity Value $263,318,304)
         Barclays Capital Inc. (Maturity Value $121,276,276)
         BNP Paribas Securities Corp. (Maturity Value $263,318,304)
         Credit Suisse Securities (USA) LLC (Maturity Value $69,281,615)
         Deutsche Bank Securities Inc. (Maturity Value $263,318,304)
         Dresdner Kleinwort Wasserstein Securities LLC
           (Maturity Value $263,318,304)
         Goldman, Sachs & Co. (Maturity Value $318,738,244)
         Greenwich Capital Markets Inc. (Maturity Value $263,318,304)
         Lehman Brothers Inc. (Maturity Value $323,474,759)
         Merrill Lynch Government Securities Inc.
           (Maturity Value $263,318,304)
             Collateralized by U.S. Government Agency Securities,
               3.00% - 6.25%, 1/15/08 - 11/14/12; j U.S. Government
                 Agency Discount Notes, 1/02/08 - 8/01/12; j U.S.
                 Treasury Bill, 6/12/08 and U.S. Treasury Notes,
                 3.25% - 4.65%, 3/31/08 - 8/15/10
                                                                                                                  ------------------
    TOTAL INVESTMENTS (COST $56,977,048,168) 99.3% ......................                                            60,665,976,734
    OTHER ASSETS, LESS LIABILITIES 0.7% .................................                                               454,652,697
                                                                                                                  ------------------
    NET ASSETS 100.0% ...................................................                                         $  61,120,629,431
                                                                                                                  ==================

See Selected Currency and Portfolio Abbreviations on page 28.


                                        Quarterly Statements of Investments | 21

Franklin Custodian Funds, Inc.

--------------------------------------------------------------------------------
   FRANKLIN INCOME FUND
--------------------------------------------------------------------------------

a See Note 4 regarding holdings of 5% voting securities.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At December 31, 2007, the aggregate value of these securities was $7,041,315,048, representing 11.52% of net assets.

c Non-income producing for the twelve months ended December 31, 2007.

d The principal amount is stated in U.S. dollars unless otherwise indicated.

e The coupon rate shown represents the rate at period end.

f A portion or all of the security purchased on a when-issued or delayed delivery basis.

g See Note 5 regarding other considerations.

h A portion or all of the security is on loan as of December 31, 2007.

i Defaulted security.

j The security is traded on a discount basis with no stated coupon rate.

k The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

l The rate shown is the annualized seven-day yield at period end.

m Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2007, all repurchase agreements had been entered into on that date.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 92.9%
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 92.9%
  GNMA GP 30 Year, 8.25%, 3/15/17 - 10/15/17 ..................................................   $        112,949   $      121,335
  GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16 ..................................................            282,769          305,056
  GNMA GP 30 Year, 10.00%, 11/15/09 - 4/15/10 .................................................            165,036          174,036
  GNMA GP 30 Year, 10.25%, 5/15/20 ............................................................             10,535           12,225
  GNMA GP 30 Year, 11.00%, 1/15/10 - 11/15/10 .................................................            338,564          364,868
  GNMA GP 30 Year, 11.25%, 7/15/13 - 1/15/16 ..................................................            236,597          271,622
  GNMA GP 30 Year, 11.50%, 2/15/13 - 5/15/13 ..................................................             37,193           42,478
  GNMA GP 30 Year, 11.75%, 7/15/13 - 8/15/13 ..................................................             35,675           41,166
  GNMA GP 30 Year, 12.00%, 3/15/11 - 12/15/12 .................................................             16,156           18,167
  GNMA GP 30 Year, 12.50%, 5/15/10 - 6/15/10 ..................................................             26,103           28,619
  GNMA GP 30 Year, 12.75%, 5/15/14 ............................................................              5,293            6,112
  GNMA I SF 15 Year, 6.50%, 5/15/18 ...........................................................          1,854,368        1,917,215
  GNMA I SF 15 Year, 7.00%, 10/15/09 ..........................................................            339,464          341,139
  GNMA I SF 30 Year, 5.00%, 2/15/33 - 9/15/36 .................................................        637,154,920      628,128,662
  GNMA I SF 30 Year, 5.50%, 5/15/28 - 7/15/37 .................................................      1,102,907,370    1,111,647,292
  GNMA I SF 30 Year, 6.00%, 10/15/23 - 9/15/37 ................................................      1,091,369,467    1,118,665,768
  GNMA I SF 30 Year, 6.50%, 5/15/23 - 10/15/37 ................................................        437,612,666      453,524,558
  GNMA I SF 30 Year, 6.75%, 3/15/26 - 4/15/26 .................................................             70,708           74,474
  GNMA I SF 30 Year, 7.00%, 4/15/16 - 9/15/32 .................................................        201,193,153      213,496,578
  GNMA I SF 30 Year, 7.25%, 11/15/25 - 1/15/26 ................................................            660,060          699,528
  GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/32 .................................................         54,444,956       58,032,438
  GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22 .................................................            482,491          515,618
  GNMA I SF 30 Year, 8.00%, 11/15/15 - 9/15/30 ................................................         42,589,510       45,882,206
  GNMA I SF 30 Year, 8.25%, 3/15/27 - 11/15/27 ................................................            143,607          155,156
  GNMA I SF 30 Year, 8.50%, 12/15/09 - 6/15/25 ................................................          9,334,117       10,155,311
  GNMA I SF 30 Year, 9.00%, 11/15/08 - 7/15/23 ................................................         11,635,446       12,583,372
  GNMA I SF 30 Year, 9.50%, 5/15/09 - 1/15/23 .................................................          7,263,189        7,933,883
  GNMA I SF 30 Year, 10.00%, 4/15/12 - 3/15/25 ................................................          9,148,597       10,607,090
  GNMA I SF 30 Year, 10.50%, 12/15/09 - 10/15/21 ..............................................          6,913,129        8,044,347
  GNMA I SF 30 Year, 11.00%, 11/15/09 - 5/15/21 ...............................................          5,877,731        6,684,206
  GNMA I SF 30 Year, 11.50%, 3/15/13 - 2/15/16 ................................................          1,490,284        1,718,925
  GNMA I SF 30 Year, 12.00%, 5/15/11 - 1/15/18 ................................................          7,242,099        8,455,090
  GNMA I SF 30 Year, 12.50%, 4/15/10 - 8/15/18 ................................................          6,034,084        6,890,110
  GNMA I SF 30 Year, 13.00%, 7/15/10 - 1/15/16 ................................................          6,619,822        7,645,971
  GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17 ................................................             64,324           68,807
  GNMA II GP 30 Year, 11.50%, 8/20/13 .........................................................             14,704           16,738
  GNMA II SF 30 Year, 4.50%, 5/20/33 - 10/20/34 ...............................................         40,344,466       38,281,309
  GNMA II SF 30 Year, 5.00%, 7/20/33 - 3/20/36 ................................................        313,174,723      306,038,260
  GNMA II SF 30 Year, 5.00%, 9/20/33 ..........................................................        269,086,183      263,005,608
  GNMA II SF 30 Year, 5.50%, 6/20/34 ..........................................................         70,255,093       70,438,008
  GNMA II SF 30 Year, 5.50%, 7/20/34 - 8/20/37 ................................................        536,388,713      537,741,372
  GNMA II SF 30 Year, 5.50%, 12/20/34 .........................................................        212,814,903      213,368,986
  GNMA II SF 30 Year, 5.50%, 1/20/35 ..........................................................         86,725,153       86,952,081
  GNMA II SF 30 Year, 5.50%, 2/20/35 ..........................................................        107,284,197      107,564,921
  GNMA II SF 30 Year, 6.00%, 10/20/23 - 10/20/37 ..............................................        492,545,134      503,045,352
  GNMA II SF 30 Year, 6.00%, 9/20/34 ..........................................................         67,947,231       69,426,966


                                        Quarterly Statements of Investments | 23

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
  GNMA II SF 30 Year, 6.50%, 6/20/24 - 3/20/34 ................................................   $     75,400,533   $   78,203,404
  GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33 ................................................         40,319,290       42,635,544
  GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32 ...............................................          7,243,247        7,700,981
  GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30 ................................................          3,545,340        3,813,808
  GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25 ................................................          1,776,315        1,924,417
  GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/21 ...............................................            554,811          598,496
  GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25 ................................................            322,564          353,082
  GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21 ...............................................            682,422          789,957
  GNMA II SF 30 Year, 10.50%, 9/20/13 - 3/20/21 ...............................................          2,019,268        2,337,706
  GNMA II SF 30 Year, 11.00%, 8/20/13 - 1/20/21 ...............................................            311,584          361,414
  GNMA II SF 30 Year, 11.50%, 9/20/13 - 2/20/18 ...............................................            164,492          190,849
  GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16 ...............................................            333,950          388,530
  GNMA II SF 30 Year, 12.50%, 10/20/13 - 11/20/15 .............................................            235,580          272,649
  GNMA II SF 30 Year, 13.00%, 10/20/13 - 9/20/15 ..............................................            237,515          276,581
                                                                                                                     ---------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $6,024,388,265) ......................................                       6,050,980,447
                                                                                                                     ---------------

                                                                                                  ----------------
                                                                                                       SHARES
                                                                                                  ----------------
  SHORT TERM INVESTMENTS 4.4%
  MONEY MARKET FUND (COST $184,522,846) 2.8%
a Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% ........................        184,522,846      184,522,846
                                                                                                                     ---------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
  REPURCHASE AGREEMENT (COST $100,000,000) 1.6%
b Barclays de Zoete Wedd Securities Inc., 1.30%, 1/02/08 (Maturity Value $100,007,222)
     Collateralized by U.S. Treasury Note, 4.50%, 3/31/09 .....................................   $    100,000,000      100,000,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $6,308,911,111) 97.3% ...............................................                       6,335,503,293
  OTHER ASSETS, LESS LIABILITIES 2.7% .........................................................                         174,951,467
                                                                                                                     ---------------
  NET ASSETS 100.0% ...........................................................................                      $6,510,454,760
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 28.

a The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

b At December 31, 2007, the repurchase agreement had been entered into on that date.


24 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN UTILITIES FUND                                                      COUNTRY               SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 99.1%
    COMMON STOCKS 95.3%
    ALTERNATIVE POWER GENERATION 0.8%
a,b Iberdrola Renovables, 144A ............................................       Spain              2,979,200      $    24,564,479
                                                                                                                    ----------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 3.0%
    AT&T Inc. .............................................................   United States          1,200,000           49,872,000
    Verizon Communications Inc. ...........................................   United States            900,000           39,321,000
                                                                                                                    ----------------
                                                                                                                         89,193,000
                                                                                                                    ----------------
    ELECTRIC UTILITIES 79.8%
    Alliant Energy Corp. ..................................................   United States          1,400,000           56,966,000
    Ameren Corp. ..........................................................   United States          1,300,000           70,473,000
    American Electric Power Co. Inc. ......................................   United States          1,300,000           60,528,000
    CenterPoint Energy Inc. ...............................................   United States          1,500,000           25,695,000
    Cleco Corp. ...........................................................   United States          1,000,000           27,800,000
    Consolidated Edison Inc. ..............................................   United States            700,000           34,195,000
    Constellation Energy Group ............................................   United States            600,000           61,518,000
    Dominion Resources Inc. ...............................................   United States          2,400,000          113,880,000
    DTE Energy Co. ........................................................   United States            600,000           26,376,000
    Duke Energy Corp. .....................................................   United States          3,800,000           76,646,000
    Edison International ..................................................   United States          2,200,000          117,414,000
    Entergy Corp. .........................................................   United States          1,750,000          209,160,000
    Exelon Corp. ..........................................................   United States          2,200,000          179,608,000
    FirstEnergy Corp. .....................................................   United States          1,800,000          130,212,000
    FPL Group Inc. ........................................................   United States          1,700,000          115,226,000
    Hawaiian Electric Industries Inc. .....................................   United States            500,000           11,385,000
    Integrys Energy Group Inc. ............................................   United States            400,000           20,676,000
    National Grid PLC .....................................................   United Kingdom         4,987,755           82,702,457
    Northeast Utilities ...................................................   United States          1,000,000           31,310,000
    Pepco Holdings Inc. ...................................................   United States          1,400,000           41,062,000
    PG&E Corp. ............................................................   United States          2,300,000           99,107,000
    Pinnacle West Capital Corp. ...........................................   United States            800,000           33,928,000
    Portland General Electric Co. .........................................   United States          1,000,000           27,780,000
    PPL Corp. .............................................................   United States          2,300,000          119,807,000
    Progress Energy Inc. ..................................................   United States          1,500,000           72,645,000
    Public Service Enterprise Group Inc. ..................................   United States          1,100,000          108,064,000
    Puget Energy Inc. .....................................................   United States          1,725,000           47,316,750
    RWE AG ................................................................      Germany               300,000           42,226,291
    SCANA Corp. ...........................................................   United States          1,200,000           50,580,000
    Sierra Pacific Resources ..............................................   United States          3,000,000           50,940,000
    The Southern Co. ......................................................   United States          2,500,000           96,875,000
    TECO Energy Inc. ......................................................   United States            269,800            4,643,258
    UIL Holdings Corp. ....................................................   United States            300,000           11,085,000
    Westar Energy Inc. ....................................................   United States            807,900           20,956,926
    Wisconsin Energy Corp. ................................................   United States          1,000,000           48,710,000
    Xcel Energy Inc. ......................................................   United States          2,200,000           49,654,000
                                                                                                                    ----------------
                                                                                                                      2,377,150,682
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 25

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN UTILITIES FUND                                                      COUNTRY               SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    GAS DISTRIBUTORS 8.0%
    AGL Resources Inc. ....................................................   United States            800,000      $    30,112,000
    Gaz de France .........................................................       France               700,000           40,861,799
    Sempra Energy .........................................................   United States          1,300,000           80,444,000
    Southwest Gas Corp. ...................................................   United States            400,000           11,908,000
    Spectra Energy Corp. ..................................................   United States          2,195,700           56,692,974
    Vectren Corp. .........................................................   United States            600,000           17,406,000
                                                                                                                    ----------------
                                                                                                                        237,424,773
                                                                                                                    ----------------
    OIL & GAS PIPELINES 1.8%
    TransCanada Corp. .....................................................       Canada               350,000           14,278,239
    The Williams Cos. Inc. ................................................   United States          1,100,000           39,358,000
                                                                                                                    ----------------
                                                                                                                         53,636,239
                                                                                                                    ----------------
    WATER UTILITIES 1.9%
    California Water Service Group ........................................   United States            400,000           14,808,000
    United Utilities PLC ..................................................   United Kingdom         2,777,892           41,727,668
                                                                                                                    ----------------
                                                                                                                         56,535,668
                                                                                                                    ----------------
    TOTAL COMMON STOCKS (COST $1,623,069,106) .............................                                           2,838,504,841
                                                                                                                    ----------------
    CONVERTIBLE PREFERRED STOCKS 1.0%
    ELECTRIC UTILITIES 1.0%
    CMS Energy Trust I, 7.75%, cvt. pfd. ..................................   United States            270,050           13,283,760
    PNM Resources Inc., 6.75%, cvt. pfd. ..................................   United States            450,000           18,281,250
                                                                                                                    ----------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $36,440,245) .................                                              31,565,010
                                                                                                                    ----------------

                                                                                               ------------------
                                                                                               PRINCIPAL AMOUNT c
                                                                                               ------------------
    CORPORATE BONDS 2.8%
    ELECTRIC UTILITIES 2.8%
    Aquila Inc., senior note,
         9.95%, 2/01/11 ...................................................   United States      $   6,000,000            6,486,000
         8.27%, 11/15/21 ..................................................   United States          6,100,000            7,116,248
    Energy Future Holdings Corp., senior note,
         P, 5.55%, 11/15/14 ...............................................   United States         32,300,000           25,942,811
         R, 6.55%, 11/15/34 ...............................................   United States          5,700,000            4,153,636
    MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28 ..........   United States         25,000,000           30,627,600
    Northeast Generation Co., senior secured note, B-1, 8.812%,
       10/15/26 ...........................................................   United States          7,417,969            7,974,316
                                                                                                                    ----------------
    TOTAL CORPORATE BONDS (COST $76,531,463) ..............................                                              82,300,611
                                                                                                                    ----------------
    TOTAL LONG TERM INVESTMENTS (COST $1,736,040,814) .....................                                           2,952,370,462
                                                                                                                    ----------------


26 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN UTILITIES FUND                                                      COUNTRY              SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $21,101,070) 0.7%
    MONEY MARKET FUND 0.7%
  d Franklin Institutional Fiduciary Trust Money Market
       Portfolio, 4.58% ...................................................   United States         21,101,070      $    21,101,070
                                                                                                                    ----------------
    TOTAL INVESTMENTS (COST $1,757,141,884) 99.8% .........................                                           2,973,471,532
    OTHER ASSETS, LESS LIABILITIES 0.2% ...................................                                               4,931,833
                                                                                                                    ----------------
    NET ASSETS 100.0% .....................................................                                         $ 2,978,403,365
                                                                                                                    ================

a Non-income producing for the twelve months ended December 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Directors. At December 31, 2007, the value of this security was $24,564,479, representing 0.82% of net assets.

c The principal amount is stated in U.S. dollars unless otherwise indicated.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 27

Franklin Custodian Funds, Inc.

STATEMENTS OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

CURRENCY ABBREVIATIONS

EUR - Euro

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
GP    - Graduated Payment
MTN   - Medium Term Note
PIK   - Payment-In-Kind
SF    - Single Family


28 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Custodian Funds, Inc., (Custodian Funds) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of five funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase Agreements are valued at cost.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into


                                        Quarterly Statements of Investments | 29

Franklin Custodian Funds, Inc.

2. SECURITY VALUATION (CONTINUED)

question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Custodian Funds' Board of Directors.

3. INCOME TAXES

At December 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                     ------------------------------------------------
                                                       FRANKLIN        FRANKLIN         FRANKLIN
                                                       DYNATECH         GROWTH           INCOME
                                                         FUND            FUND             FUND
                                                     ------------------------------------------------
Cost of investments ..............................   $307,316,307   $1,164,464,190   $57,007,172,679
                                                     ================================================

Unrealized appreciation ..........................   $337,411,276   $1,811,363,350   $ 6,377,874,545
Unrealized depreciation ..........................       (464,241)     (19,600,230)   (2,719,070,490)
                                                     ------------------------------------------------
Net unrealized appreciation (depreciation) .......   $336,947,035   $1,791,763,120   $ 3,658,804,055
                                                     ================================================

                                                                    ---------------------------------
                                                                        FRANKLIN
                                                                    U.S. GOVERNMENT      FRANKLIN
                                                                       SECURITIES       UTILITIES
                                                                          FUND             FUND
                                                                    ---------------------------------
Cost of investments .............................................   $ 6,308,911,111   $1,753,507,158
                                                                    =================================

Unrealized appreciation .........................................   $    66,827,793   $1,226,439,265
Unrealized depreciation .........................................       (40,235,611)      (6,474,891)
                                                                    ---------------------------------
Net unrealized appreciation (depreciation) ......................   $    26,592,182   $1,219,964,374
                                                                    =================================


30 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Income Fund for the three months ended December 31, 2007, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER                             NUMBER
                                           OF SHARES                          OF SHARES
                                            HELD AT                            HELD AT                                   REALIZED
                                           BEGINNING    GROSS      GROSS         END        VALUE AT       INVESTMENT    CAPITAL
NAME OF ISSUER                             OF PERIOD  ADDITIONS  REDUCTIONS   OF PERIOD  END OF PERIOD       INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Ameren Corp. ..........................   12,500,000         --          --  12,500,000  $  677,625,000   $ 7,937,500  $         --
Canadian Oil Sands Trust ..............   25,770,600         --          --  25,770,600   1,003,854,014    12,047,755            --
Pinnacle West Capital Corp. ...........    5,500,000         --          --   5,500,000     233,255,000     2,887,500            --
Public Service Enterprise Group Inc. ..   13,500,000         --   3,500,000  10,000,000                a    5,850,000   101,691,495
Puget Energy Inc. .....................    7,500,000         --          --   7,500,000     205,725,000     1,875,000            --
                                                                                         -------------------------------------------
TOTAL AFFILIATED SECURITIES (3.47% of Net Assets) .....................................  $2,120,459,014   $30,597,755  $101,691,495
                                                                                         ===========================================

a As of December 31, 2007, no longer an affiliate.

5. OTHER CONSIDERATIONS

Officers, directors or employees of the Franklin Income Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees or official creditors' committees. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

6. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Custodian Funds believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 31


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN CUSTODIAN FUNDS

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  February 27, 2008













                                Exhibit A


I, Galen G. Vetter, certify that:

     1. I have  reviewed  this report on Form N-Q of FRANKLIN  CUSTODIAN  FUNDS,
INC.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

02/27/08


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration





















I, Laura F. Fergerson, certify that:

     1. I have  reviewed  this report on Form N-Q of FRANKLIN  CUSTODIAN  FUNDS,
INC.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

02/27/08


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer